AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 75.7%
Common Stocks — 72.0%
Aerospace & Defense — 1.3%
L3Harris Technologies, Inc.	2,600	$ 468,312
Banks — 0.4%
JPMorgan Chase & Co.	1,400	126,042
Beverages — 0.6%
PepsiCo, Inc.	1,800	216,180
Biotechnology — 1.2%
Gilead Sciences, Inc.	5,360	400,714
Moderna, Inc.*	600	17,970
		418,684
Capital Markets — 6.0%
BlackRock, Inc.	900	395,973
Blackstone Group, Inc. (The) (Class A Stock)	7,050	321,269
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	6,500	287,625
CME Group, Inc.	3,400	587,894
S&P Global, Inc.	700	171,535
Tradeweb Markets, Inc. (Class A Stock)	8,100	340,524
		2,104,820
Chemicals — 2.0%
Air Products & Chemicals, Inc.	1,000	199,610
Ashland Global Holdings, Inc.	9,960	498,697
		698,307
Diversified Consumer Services — 0.1%
Vivint Smart Home, Inc.*	2,100	26,334
Diversified Financial Services — 0.9%
FGL Holdings	31,000	303,800
Electric Utilities — 2.1%
NextEra Energy, Inc.	3,100	745,922
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. (Class A Stock)	2,378	173,309
CDW Corp.	3,250	303,127
		476,436
Entertainment — 3.3%
Activision Blizzard, Inc.*	11,900	707,812
Spotify Technology SA*	3,700	449,328
		1,157,140
Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	675	192,463
Walmart, Inc.	4,500	511,290
		703,753
Food Products — 1.5%
Conagra Brands, Inc.	7,400	217,116
Mondelez International, Inc. (Class A Stock)	6,300	315,504
		532,620
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.1%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)(hh)	1,300	$ 42,302
Health Care Equipment & Supplies — 3.9%
Axogen, Inc.*	3,272	34,029
Baxter International, Inc.	4,300	349,117
Becton, Dickinson & Co.	2,525	580,169
Medtronic PLC	4,300	387,774
		1,351,089
Health Care Providers & Services — 2.7%
Anthem, Inc.	460	104,438
Humana, Inc.	1,150	361,123
UnitedHealth Group, Inc.	1,850	461,353
		926,914
Hotels, Restaurants & Leisure — 2.1%
Marriott International, Inc. (Class A Stock)	786	58,801
McDonald’s Corp.	4,150	686,202
		745,003
Household Products — 0.2%
Procter & Gamble Co. (The)	800	88,000
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	800	107,032
Interactive Media & Services — 4.1%
Alphabet, Inc. (Class A Stock)*	630	732,028
Alphabet, Inc. (Class C Stock)*	128	148,840
Facebook, Inc. (Class A Stock)*	3,250	542,100
		1,422,968
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.*	460	896,871
Chewy, Inc. (Class A Stock)*	6,400	239,936
Expedia Group, Inc.	4,800	270,096
		1,406,903
IT Services — 3.3%
Fidelity National Information Services, Inc.	2,700	328,428
PayPal Holdings, Inc.*	800	76,592
Visa, Inc. (Class A Stock)	2,900	467,248
WEX, Inc.*	2,650	277,058
		1,149,326
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	200	56,720
Machinery — 0.4%
Gates Industrial Corp. PLC*	17,000	125,460
Multi-Utilities — 1.9%
Brookfield Infrastructure Partners LP (Canada)	11,700	420,849
Dominion Energy, Inc.	3,300	238,227
		659,076
A1

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 2.1%
Enbridge, Inc. (Canada)	12,204	$ 355,014
Enterprise Products Partners LP	25,300	361,790
		716,804
Pharmaceuticals — 1.1%
Johnson & Johnson	2,900	380,277
Professional Services — 3.2%
Equifax, Inc.	4,400	525,580
IHS Markit Ltd.	9,550	573,000
		1,098,580
Road & Rail — 1.3%
Union Pacific Corp.	3,100	437,224
Semiconductors & Semiconductor Equipment — 0.4%
ASML Holding NV (Netherlands)	510	133,436
Software — 7.9%
Adobe, Inc.*	1,850	588,744
Anaplan, Inc.*	3,400	102,884
ForeScout Technologies, Inc.*	4,616	145,820
Microsoft Corp.	4,900	772,779
SailPoint Technologies Holding, Inc.*	9,300	141,546
salesforce.com, Inc.*	1,700	244,766
ServiceNow, Inc.*	1,350	386,883
Workday, Inc. (Class A Stock)*	1,400	182,308
Zendesk, Inc.*	2,700	172,827
		2,738,557
Specialty Retail — 3.1%
Asbury Automotive Group, Inc.*	4,200	231,966
Best Buy Co., Inc.	1,700	96,900
Home Depot, Inc. (The)	2,400	448,104
O’Reilly Automotive, Inc.*	1,000	301,050
		1,078,020
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	2,400	610,296
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc. (Class B Stock)	4,800	397,152
Tobacco — 0.4%
Philip Morris International, Inc.	2,070	151,027
Trading Companies & Distributors — 2.6%
HD Supply Holdings, Inc.*	16,700	474,781
Univar Solutions, Inc.*	39,700	425,584
		900,365
Water Utilities — 1.0%
American Water Works Co., Inc.	3,000	358,680

Total Common Stocks (cost $26,447,669)		25,059,561
Preferred Stock — 0.3%
Multi-Utilities
Sempra Energy, Series B, CVT, 6.750%	1,050	98,627
(cost $106,128)

	MaturityDate	Principal Amount (000)#		Value
Convertible Bonds — 0.8%
Semiconductors — 0.1%
MagnaChip Semiconductor SA (South Korea),
Gtd. Notes
5.000%	03/01/21	25	$ 35,464
Software — 0.7%
SailPoint Technologies Holding, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	09/15/24	285	248,513

Total Convertible Bonds (cost $311,354)				283,977
Corporate Bonds — 2.6%
Beverages — 0.3%
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	120	111,567
Electric — 0.0%
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.113%
3.804%(c)	05/15/67	25	20,211
Gas — 0.2%
Rockpoint Gas Storage Canada Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.000%	03/31/23	75	55,692
Internet — 0.3%
Expedia Group, Inc.,
Gtd. Notes
4.500%	08/15/24	15	13,757
5.000%	02/15/26	95	85,878
Gtd. Notes, Series WI
3.250%	02/15/30	7	5,713
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	5	5,054
			110,402
Media — 0.0%
ViacomCBS, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57	15	12,790
Pipelines — 0.2%
Enbridge, Inc. (Canada),
Sub. Notes
6.250%(ff)	03/01/78	2	1,490
Enterprise Products Operating LLC,
Gtd. Notes, Series D
4.875%(ff)	08/16/77	5	3,352
TransCanada PipeLines Ltd. (Canada),
Jr. Sub. Notes, 3 Month LIBOR + 2.210%
3.902%(c)	05/15/67	85	52,195
			57,037
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
3.700%	10/15/49	25	23,106

A2

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	MaturityDate	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 1.3%
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	145	$ 136,687
8.875%	06/01/25	262	239,790
Starbucks Corp.,
Sr. Unsec’d. Notes
4.450%	08/15/49	60	68,695
			445,172
Semiconductors — 0.2%
MagnaChip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21	70	68,563

Total Corporate Bonds (cost $850,191)			904,540

Total Long-Term Investments (cost $27,715,342)			26,346,705

	Shares
Short-Term Investments — 13.5%
Unaffiliated Fund — 13.3%
BlackRock Liquidity FedFund	4,612,976	4,612,976
(cost $4,612,976)
Options Purchased*~ — 0.2%
(cost $121,313)		64,157

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN—89.2% (cost $32,449,631)		31,023,838

	Shares
Securities Sold Short — (16.0)%
Common Stocks — (15.9)%
Aerospace & Defense — (0.2)%
HEICO Corp.	242	(18,056)
Spirit AeroSystems Holdings, Inc. (Class A Stock)	800	(19,144)
TransDigm Group, Inc.	70	(22,413)
		(59,613)
Automobiles — (0.3)%
Tesla, Inc.*	220	(115,280)
Banks — (0.2)%
BankUnited, Inc.	4,400	(82,280)
Beverages — (0.2)%
National Beverage Corp.*	1,300	(55,445)
Building Products — (0.2)%
Allegion PLC	800	(73,616)
Capital Markets — (1.8)%
Carlyle Group, Inc. (The)	4,300	(93,095)
FactSet Research Systems, Inc.	600	(156,408)
Franklin Resources, Inc.	6,100	(101,809)
Prospect Capital Corp.	20,800	(88,400)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Waddell & Reed Financial, Inc. (Class A Stock)	15,000	$ (170,700)
		(610,412)
Chemicals — (0.4)%
Huntsman Corp.	4,400	(63,492)
International Flavors & Fragrances, Inc.	900	(91,872)
		(155,364)
Containers & Packaging — (0.3)%
Packaging Corp. of America	1,200	(104,196)
Diversified Consumer Services — (0.6)%
H&R Block, Inc.	13,200	(185,856)
Vivint Smart Home, Inc.*	2,100	(26,334)
		(212,190)
Diversified Telecommunication Services — (0.2)%
AT&T, Inc.	2,300	(67,045)
Electric Utilities — (0.5)%
Avangrid, Inc.	2,300	(100,694)
Hawaiian Electric Industries, Inc.	1,600	(68,880)
		(169,574)
Energy Equipment & Services — (0.3)%
National Oilwell Varco, Inc.	10,300	(101,249)
Equity Real Estate Investment Trusts (REITs) — (0.5)%
Iron Mountain, Inc.	3,800	(90,440)
Simon Property Group, Inc.	900	(49,374)
Taubman Centers, Inc.	900	(37,692)
		(177,506)
Food Products — (0.5)%
Lamb Weston Holdings, Inc.	3,200	(182,720)
Health Care Equipment & Supplies — (0.4)%
Alcon, Inc. (Switzerland)*	2,400	(121,968)
Hotels, Restaurants & Leisure — (0.8)%
Chipotle Mexican Grill, Inc.*	150	(98,160)
Dine Brands Global, Inc.	700	(20,076)
Planet Fitness, Inc. (Class A Stock)*	1,800	(87,660)
Shake Shack, Inc. (Class A Stock)*	2,300	(86,802)
		(292,698)
Household Durables — (0.3)%
PulteGroup, Inc.	4,602	(102,717)
IT Services — (0.8)%
Shopify, Inc. (Canada) (Class A Stock)*	200	(83,386)
Western Union Co. (The)	10,500	(190,365)
		(273,751)
Life Sciences Tools & Services — (0.2)%
IQVIA Holdings, Inc.*	600	(64,716)
Machinery — (0.6)%
Altra Industrial Motion Corp.	1,849	(32,339)
Graco, Inc.	1,400	(68,222)
Illinois Tool Works, Inc.	450	(63,954)

A3

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
PACCAR, Inc.	1,000	$ (61,130)
		(225,645)
Media — (0.8)%
Discovery, Inc. (Class A Stock)*	2,621	(50,952)
Omnicom Group, Inc.	2,500	(137,250)
Sirius XM Holdings, Inc.	14,800	(73,112)
		(261,314)
Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
Apollo Commercial Real Estate Finance, Inc.	6,800	(50,456)
Multi-Utilities — (0.2)%
Consolidated Edison, Inc.	740	(57,720)
Oil, Gas & Consumable Fuels — (0.9)%
Continental Resources, Inc.	10,500	(80,220)
Occidental Petroleum Corp.	10,500	(121,590)
ONEOK, Inc.	4,900	(106,869)
		(308,679)
Semiconductors & Semiconductor Equipment — (0.8)%
NVIDIA Corp.	425	(112,030)
QUALCOMM, Inc.	1,300	(87,945)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)ADR	2,000	(95,580)
		(295,555)
Software — (1.2)%
Bill.Com Holdings, Inc.*	4,900	(167,580)
Guidewire Software, Inc.*	550	(43,621)
Paycom Software, Inc.*	550	(111,105)
SAP SE (Germany)ADR	800	(88,400)
		(410,706)
Specialty Retail — (1.8)%
Advance Auto Parts, Inc.	400	(37,328)
AutoNation, Inc.*	2,400	(67,344)
AutoZone, Inc.*	75	(63,450)
Carvana Co.*	1,800	(99,162)
Floor & Decor Holdings, Inc. (Class A Stock)*	1,000	(32,090)
Penske Automotive Group, Inc.	2,200	(61,600)
RH*	700	(70,329)
Ross Stores, Inc.	900	(78,273)
Ulta Beauty, Inc.*	300	(52,710)
Williams-Sonoma, Inc.	1,300	(55,276)
		(617,562)
Textiles, Apparel & Luxury Goods — (0.4)%
Columbia Sportswear Co.	900	(62,793)
LVMH Moet Hennessy Louis Vuitton SE (France)ADR	500	(37,205)
Oxford Industries, Inc.	1,300	(47,138)
		(147,136)
Trading Companies & Distributors — (0.4)%
Fastenal Co.	2,000	(62,500)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
IMCD NV (Netherlands)	1,000	$ (70,647)
		(133,147)

Total Common Stocks (proceeds received $6,016,339)		(5,530,260)

Exchange-Traded Fund — (0.1)%
SPDR S&P Retail ETF	1,500	(44,670)
(proceeds received $67,720)

Total Securities Sold Short (proceeds received $6,084,059)		(5,574,930)

Options Written*~ — (0.4)%
(premiums received $70,658)	(131,239)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN—72.8% (cost $26,294,914)	25,317,669

Other assets in excess of liabilities(z) — 27.2%	9,468,752

Net Assets — 100.0%	$ 34,786,421

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVT	Convertible Security
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
NASDAQ	National Association of Securities Dealers Automated Quotations
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(hh)	When-issued security.

A4

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(r)	Principal or notional amount is less than $500 par.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Carvana Co.	Call	04/17/20	$ 70.00	10	1	$ 2,700
Dave & Buster’s Entertainment, Inc.	Call	07/17/20	$ 30.00	23	2	2,530
Dave & Buster’s Entertainment, Inc.	Call	07/17/20	$ 45.00	31	3	698
Enterprise Products Partners LP	Call	06/19/20	$ 30.00	39	4	390
Gilead Sciences, Inc.	Call	06/19/20	$ 80.00	14	1	9,142
Party City Holdings, Inc.	Call	04/17/20	$ 7.50	59	6	295
RH	Call	04/03/20	$ 100.00	7	1	3,920
S&P 500 Index	Call	09/18/20	$2,825.00	4	—(r )	42,920
Tapestry, Inc.	Call	05/15/20	$ 32.50	24	2	48
Total Exchange Traded (cost $111,194)						$62,643

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
WEX, Inc.	Call	Nomura Securities International, Inc.	12/18/20	$190.00	6	1	$ 1,514
(cost $10,119)
Total Options Purchased (cost $121,313)							$64,157
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Asbury Automotive Group, Inc.	Call	04/17/20	$ 130.00	3	—(r )	$ —
IHS Markit Ltd.	Call	04/17/20	$ 80.00	11	1	(110)
Carvana Co.	Put	04/17/20	$ 50.00	7	1	(4,480)
Enterprise Products Partners LP	Put	06/19/20	$ 27.00	39	4	(52,065)
Gilead Sciences, Inc.	Put	06/19/20	$ 67.50	14	1	(7,175)
S&P 500 Index	Put	09/18/20	$2,000.00	4	—(r )	(35,548)
Total Exchange Traded (premiums received $61,067)						$(99,378)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
WEX, Inc.	Put	Nomura Securities International, Inc.	12/18/20	150.00	6	1	$ (31,861)
(premiums received $9,591)
Total Options Written (premiums received $70,658)							$(131,239)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	20 Year U.S. Treasury Bonds	Jun. 2020	$ 179,063	$ 187
A5

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
5	NASDAQ 100 E-Mini Index	Jun. 2020	$ 778,625	$ (58,044)
6	Russell 2000 E-Mini Index	Jun. 2020	344,280	(43,378)
18	S&P 500 E-Mini Index	Jun. 2020	2,312,730	(133,838)
				$(235,073)

Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Antero Midstream Corp.(T)	1 Month LIBOR minus 1,565bps(M)	JPMorgan Chase Bank, N.A.	4/15/21	(11)	$ 7,117	$—	$ 7,117
Goldman Sachs Client Custom Index(T)	3 Month LIBOR minus 9 bps(Q)	Goldman Sachs International	2/15/21	(132)	39,315	—	39,315
Goldman Sachs Client Custom Index(T)††	1 Month LIBOR minus 35bps(M)	Goldman Sachs International	4/15/21	(393)	122,441	—	122,441
JPMorgan Custom Basket (JPNBGCND) Index(T)††	3 Month LIBOR minus 65 bps(Q)	JPMorgan Chase Bank, N.A.	4/30/20	(572)	76,832	—	76,832
JPMorgan Custom Basket (JPNBLQGS) Index(T)††	1 Month LIBOR minus 8bps(M)	JPMorgan Chase Bank, N.A.	7/19/21	(1,613)	322,490	—	322,490
JPMorgan Custom Basket (JPNBRMV3) Index(T)††	3 Month LIBOR plus 1 bps(Q)	JPMorgan Chase Bank, N.A.	11/09/20	(1,079)	308,972	—	308,972
MSCI Daily Total Return World Gross Industrial(T)	3 Month LIBOR plus 8 bps(Q)	JPMorgan Chase Bank, N.A.	11/16/20	(67)	12,109	—	12,109
Russel Midcap Index Total Return(T)	1 Month LIBOR minus 30 bps(M)	Goldman Sachs International	7/29/20	(591)	121,411	—	121,411
S&P Regional Banks Select Industry Index Total Return(T)	3 Month LIBOR plus 9 bps(Q)	Citibank, N.A.	9/25/20	(159)	46,984	—	46,984
Trupanion, Inc.(T)	1 Month LIBOR minus 250bps(M)	Citibank, N.A.	3/10/21	(104)	12,484	—	12,484
Trupanion, Inc.(T)	1 Month LIBOR minus 300bps(M)	JPMorgan Chase Bank, N.A.	4/15/21	(28)	3,926	—	3,926
					$1,074,081	$—	$1,074,081

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the tables below for the swap constituents. To the extent that any swap is composed of the greater than 50 constituents, the Portfolio is only required to disclose the top 50.
The following table represents the individual positions and related values of underlying securities of Goldman Sachs Client Custom Index total return swap with Goldman Sachs International, as of March 31, 2020, termination date 04/15/21:
A6

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Reference Entity	Shares	Market Value	% of Total Index Value
Tiffany & Co.	1,151	$ 149,055	2.25%
Biogen, Inc.	437	138,258	2.09%
Kroger Co. (The)	4,421	133,161	2.01%
DaVita, Inc.	1,727	131,356	1.98%
Skyworks Solutions, Inc.	1,330	118,875	1.80%
Seagate Technology PLC	2,297	112,094	1.69%
Cardinal Health, Inc.	2,325	111,461	1.68%
Perrigo Co. PLC	2,198	105,702	1.60%
State Street Corp.	1,947	103,717	1.57%
J. M. Smucker Co. (The)	922	102,342	1.55%
Kellogg Co.	1,658	99,463	1.50%
McKesson Corp.	735	99,416	1.50%
W. W. Grainger, Inc.	384	95,424	1.44%
United Rentals, Inc.	892	91,787	1.39%
CenturyLink, Inc.	9,563	90,466	1.37%
AES Corp. (The)	6,621	90,046	1.36%
First Republic Bank	1,092	89,850	1.36%
Packaging Corp. of America	1,019	88,480	1.34%
PPL Corp.	3,509	86,602	1.31%
Newell Brands, Inc.	6,508	86,426	1.31%
Fortune Brands Home & Security, Inc.	1,988	85,981	1.30%
Westrock Co.	3,004	84,893	1.28%
LKQ Corp.	4,052	83,107	1.26%
Albemarle Corp.	1,468	82,751	1.25%
NRG Energy, Inc.	3,019	82,298	1.24%
Quest Diagnostics, Inc.	1,023	82,147	1.24%
Parker-Hannifin Corp.	627	81,341	1.23%
International Paper Co.	2,587	80,533	1.22%
Iron Mountain, Inc.	3,371	80,230	1.21%
Ameriprise Financial, Inc.	782	80,139	1.21%
Laboratory Corp. of America Holdings	625	78,994	1.19%
Mylan NV	5,292	78,904	1.19%
Interpublic Group of Cos., Inc. (The)	4,863	78,732	1.19%
Lennar Corp.	2,061	78,730	1.19%
SVB Financial Group	517	78,108	1.18%
eBay, Inc.	2,557	76,863	1.16%
Affiliated Managers Group, Inc.	1,288	76,172	1.15%
Constellation Brands, Inc.	531	76,124	1.15%
Hewlett Packard Enterprise Co.	7,699	74,757	1.13%
Ralph Lauren Corp.	1,100	73,513	1.11%
Southwest Airlines Co.	2,043	72,751	1.10%
Nucor Corp.	2,019	72,724	1.10%
Freeport-McMoRan, Inc.	10,574	71,375	1.08%
Eastman Chemical Co.	1,530	71,267	1.08%
Leggett & Platt, Inc.	2,645	70,569	1.07%
Xerox Holdings Corp.	3,656	69,245	1.05%
LyondellBasell Industries NV	1,367	67,844	1.03%
Tyson Foods, Inc.	1,167	67,534	1.02%
Truist Financial Corp.	2,186	67,415	1.02%
Mohawk Industries, Inc.	883	67,320	1.02%
		$4,416,342

The following table represents the individual positions and related values of underlying securities of JPMorgan Custom Basket (JPNBGCND) Index total return swap with JPMorgan Chase Bank, N.A., as of March 31, 2020, termination date 04/30/20:
Reference Entity	Shares	Market Value	% of Total Index Value
Amazon.com, Inc.	1,140	$ 2,222,049	23.67%
Home Depot, Inc. (The)	2,494	465,650	4.96%
A7

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Reference Entity	Shares	Market Value	% of Total Index Value
Toyota Motor Corp.	7,178	$ 432,964	4.61%
McDonald’s Corp.	2,176	359,815	3.83%
NIKE, Inc.	3,740	309,427	3.30%
LVMH Moet Hennessy Louis Vuitton SE	818	303,644	3.23%
Starbucks Corp.	3,769	247,753	2.64%
Sony Corp.	3,859	229,883	2.45%
Lowe’s Cos., Inc.	2,380	204,772	2.18%
Booking Holdings, Inc.	140	188,082	2.00%
TJX Cos., Inc. (The)	3,911	186,987	1.99%
Target Corp.	1,558	144,802	1.54%
Kering SA	256	133,400	1.42%
adidas AG	560	126,543	1.35%
Honda Motor Co. Ltd.	5,390	121,514	1.29%
Dollar General Corp.	791	119,510	1.27%
Ross Stores, Inc.	1,333	115,913	1.23%
Compass Group PLC	7,071	110,805	1.18%
Oriental Land Co. Ltd.	862	110,525	1.18%
Daimler AG	3,315	100,100	1.07%
Industria de Diseno Textil SA	3,834	99,516	1.06%
Cie Financiere Richemont SA	1,811	99,504	1.06%
eBay, Inc.	3,206	96,380	1.03%
Hermes International	130	89,994	0.96%
General Motors Co.	4,286	89,057	0.95%
O’Reilly Automotive, Inc.	276	83,215	0.89%
AutoZone, Inc.	96	81,529	0.87%
Volkswagen AG	690	80,924	0.86%
Yum! Brands, Inc.	1,146	78,569	0.84%
Fast Retailing Co. Ltd.	191	78,209	0.83%
Michelin	843	75,005	0.80%
Chipotle Mexican Grill, Inc.	111	72,725	0.77%
Hilton Worldwide Holdings, Inc.	1,049	71,615	0.76%
Panasonic Corp.	9,248	70,790	0.75%
Bayerische Motoren Werke AG	1,356	70,088	0.75%
Tiffany & Co.	539	69,863	0.74%
Marriott International, Inc.	904	67,653	0.72%
Sekisui House Ltd.	4,076	67,485	0.72%
Bridgestone Corp.	2,098	64,689	0.69%
Bandai Namco Holdings, Inc.	1,329	64,609	0.69%
Ford Motor Co.	13,037	62,971	0.67%
VF Corp.	1,159	62,691	0.67%
Toyota Industries Corp.	1,263	60,721	0.65%
Aptiv PLC	1,207	59,428	0.63%
Denso Corp.	1,834	59,397	0.63%
Subaru Corp.	2,919	56,162	0.60%
Dollar Tree, Inc.	764	56,112	0.60%
Best Buy Co., Inc.	927	52,819	0.56%
Persimmon PLC	2,210	52,507	0.56%
DR Horton, Inc.	1,541	52,392	0.56%
		$8,380,757

The following table represents the individual positions and related values of underlying securities of JPMorgan Custom Basket (JPNBLQGS) Index total return swap with JPMorgan Chase Bank, N.A., as of March 31, 2020, termination date 07/19/21:
Reference Entity	Shares	Market Value	% of Total Index Value
Centene Corp.	31,662	$ 1,881,025	2.46%
Regeneron Pharmaceuticals, Inc.	3,242	1,583,013	2.07%
Netflix, Inc.	3,691	1,386,141	1.81%
NVIDIA Corp.	5,021	1,323,665	1.73%
A8

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Reference Entity	Shares	Market Value	% of Total Index Value
MSCI, Inc.	4,508	$ 1,302,607	1.70%
Vertex Pharmaceuticals, Inc.	5,308	1,263,004	1.65%
AmerisourceBergen Corp.	13,667	1,209,545	1.58%
Dollar General Corp.	7,898	1,192,661	1.56%
Old Dominion Freight Line, Inc.	8,972	1,177,628	1.54%
Take-Two Interactive Software, Inc.	9,793	1,161,568	1.52%
Arista Networks, Inc.	5,701	1,154,789	1.51%
Advanced Micro Devices, Inc.	25,116	1,142,254	1.49%
Incyte, Corp.	15,505	1,135,419	1.48%
Electronic Arts, Inc.	11,235	1,125,404	1.47%
MarketAxess Holdings, Inc.	3,378	1,123,517	1.47%
Leidos Holdings, Inc.	12,220	1,119,978	1.46%
Cardinal Health, Inc.	22,969	1,101,158	1.44%
Synopsys, Inc.	8,351	1,075,473	1.41%
Fortinet, Inc.	10,496	1,061,907	1.39%
McCormick & Co., Inc.	7,478	1,056,013	1.38%
Cigna Corp.	5,926	1,049,893	1.37%
Illumina, Inc.	3,835	1,047,368	1.37%
Fastenal Co.	33,503	1,046,971	1.37%
IDEXX Laboratories, Inc.	4,312	1,044,426	1.37%
Bristol-Myers Squibb Co.	18,718	1,043,351	1.36%
Expeditors International of Washington, Inc.	15,368	1,025,326	1.34%
Autodesk, Inc.	6,494	1,013,636	1.33%
Keysight Technologies, Inc.	12,092	1,011,899	1.32%
ABIOMED, Inc.	6,889	1,000,055	1.31%
KLA Corp.	6,910	993,173	1.30%
Fiserv, Inc.	10,398	987,751	1.29%
CH Robinson Worldwide, Inc.	14,863	983,948	1.29%
Lam Research Corp.	4,086	980,552	1.28%
Quanta Services, Inc.	30,540	969,032	1.27%
Broadcom, Inc.	4,071	965,234	1.26%
JB Hunt Transport Services, Inc.	10,438	962,654	1.26%
Texas Instruments, Inc.	9,604	959,684	1.25%
International Flavors & Fragrances, Inc.	9,389	958,462	1.25%
IPG Photonics Corp.	8,620	950,559	1.24%
FedEx Corp.	7,835	950,075	1.24%
Cboe Global Markets, Inc.	10,636	949,226	1.24%
Mastercard, Inc.	3,903	942,710	1.23%
Analog Devices, Inc.	10,493	940,674	1.23%
Chipotle Mexican Grill, Inc.	1,436	939,971	1.23%
T Rowe Price Group, Inc.	9,468	924,576	1.21%
Ross Stores, Inc.	10,589	920,902	1.20%
Global Payments, Inc.	6,379	920,069	1.20%
Broadridge Financial Solutions, Inc.	9,664	916,409	1.20%
Estee Lauder Cos., Inc. (The)	5,736	913,898	1.20%
Micron Technology. Inc,	21,671	911,494	1.19%
		$53,800,747

The following table represents the individual positions and related values of underlying securities of JPMorgan Custom Basket (JPNBRMV3) Index total return swap with JPMorgan Chase Bank, N.A., as of March 31, 2020, termination date 11/09/20:
Reference Entity	Shares	Market Value	% of Total Index Value
Fidelity National Information Services, Inc.	995	$ 120,992	1.72%
Newmont Mining Corp.	2,625	118,876	1.69%
Analog Devices, Inc.	1,034	92,721	1.32%
Roper Technologies, Inc.	275	85,831	1.22%
Kroger Co. (The)	2,605	78,476	1.11%
Agilent Technologies, Inc.	1,086	77,769	1.10%
A9

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Reference Entity	Shares	Market Value	% of Total Index Value
Willis Towers Watson PLC	437	$ 74,255	1.05%
Ball Corp.	1,098	70,996	1.01%
Zimmer Biomet Holdings, Inc.	682	68,937	0.98%
PACCAR, Inc.	1,122	68,587	0.97%
Archer-Daniels-Midland Co.	1,853	65,195	0.93%
IQVIA, Inc.	589	63,534	0.90%
Motorola Solutions, Inc.	475	63,147	0.90%
Synopsys, Inc.	449	57,769	0.82%
Tyson Foods, Inc.	960	55,533	0.79%
Williams Cos., Inc. (The)	3,905	55,257	0.79%
Corning, Inc.	2,620	53,823	0.76%
McCormick & Co., Inc.	381	53,810	0.76%
Keysight Technologies, Inc.	628	52,515	0.75%
Stanley Black & Decker, Inc.	507	50,718	0.72%
Republic Services, Inc.	674	50,611	0.72%
Arthur J Gallagher & Co.	603	49,179	0.70%
Dollar Tree, Inc.	660	48,523	0.69%
M&T Bank Corp.	461	47,686	0.68%
Cardinal Health, Inc.	992	47,539	0.68%
Yum China Holdings, Inc.	1,102	46,986	0.67%
Parker-Hannifin Corp.	356	46,121	0.66%
First Republic Bank	546	44,901	0.64%
AMETEK, Inc.	615	44,271	0.63%
Tiffany & Co.	335	43,373	0.62%
Leidos Holdings, Inc.	468	42,904	0.61%
Cummins, Inc.	317	42,843	0.61%
Kansas City Southern	336	42,770	0.61%
Hormel Foods Corp.	908	42,339	0.60%
Hartford Financial Services Group, Inc. (The)	1,182	41,667	0.59%
Western Digital Corp.	1,000	41,637	0.59%
NortonLifeLock Inc.	2,169	40,590	0.58%
Dover Corp.	480	40,252	0.57%
J. M. Smucker Co. (The)	362	40,223	0.57%
Laboratory Corp. of America Holdings	318	40,150	0.57%
Steris PLC	282	39,461	0.56%
Ameriprise Financial, Inc.	384	39,306	0.56%
Cincinnati Financial Corp.	511	38,539	0.55%
Fifth Third Bancorp	2,587	38,418	0.55%
Markel Corp.	41	38,287	0.54%
Liberty Broadband Corp.	341	37,778	0.54%
Cooper Cos., Inc. (The)	136	37,576	0.53%
International Paper Co.	1,207	37,566	0.53%
Nasdaq, Inc.	387	36,791	0.52%
Nucor Corp.	1,015	36,569	0.52%
		$2,693,597

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A10